Stock-Based Compensation and Employee Benefit Plans	12 Months Ended
Sep. 30, 2013
Stock-Based Compensation and Employee Benefit Plans
Stock-Based Compensation and Employee Benefit Plans

17.    Stock-Based Compensation and Employee Benefit Plans

        On November 30, 2010, Holdings adopted the Equity Incentive Plan of Alphabet Holding Company, Inc. (the "Plan"), pursuant to which Holdings may grant options to selected employees and directors of the Company. The aggregate number of shares which may be issued under the Plan is 50,268 shares of the Class A common stock and 148,404 shares of the Class B common stock. Options granted under the Plan expire no later than 10 years from the date of grant and the exercise price may not be less than the fair market value of the common stock on the date of grant.

        During fiscal 2013 and 2012, Holdings granted 19,180 and 24,850, respectively, of Class B common stock options to certain Company employees under the Plan. During fiscal 2011, Holdings granted 49,468 Class A common stock options and 103,710 Class B common stock options to certain Company employees under the Plan. Vesting of the awards is based on the passage of time, in equal installments over five years /or the achievement of a performance condition (i.e., a liquidity event as defined in the plan agreement) and market conditions (i.e., the achievement of a minimum investor rate of return). The fair value of each of the Holdings time-based stock option awards is expensed in the Company's records on a straight-line basis over the requisite service period, which is generally the five year vesting period of the options. However, for options granted with a performance condition, compensation expense is recognized when it is probable that the performance condition will be met. As the Company has determined it is not probable the performance condition will be achieved, no compensation cost has been recognized relating to the performance based awards. Pursuant to the Plan, Holdings is required to modify all options in an equitable manner under certain circumstances. The $722,000 dividend in October 2012, as described in Note 12, required this modification.

        The weighted-average grant date fair value per share of options granted in fiscal 2013 was $167 for time based vesting and $96 for performance based vesting. The weighted-average grant date fair value per share of options granted in fiscal 2012 was $239 for time based vesting and $108 for performance based vesting. The weighted-average grant date fair value per share of options granted in fiscal 2011 was $180 for time based vesting and $56 for performance based vesting. The fair value of each option award is estimated on the date of grant utilizing a Monte Carlo simulation model. The following weighted-average assumptions were used for the options granted:

	Fiscal year ended September 30, 2013	Fiscal year ended September 30, 2012	Fiscal year ended September 30, 2011
Significant assumptions:
Time based vesting
Risk-free rate(1)	.11%–4.59%	.10%–3.12%	.12%–4.5%
Expected term(2)	6.5 years	6.5 years	6.5 years
Expected volatility(3)	36%	37%	33%
Expected dividends	0.0%	0.0%	0.0%
Performance based vesting
Risk-free rate(1)	.11%–4.59%	.10%–3.12%	.12%–4.5%
Expected term(4)	4.5 years	5.6 years	6.6 years
Expected volatility(3)	37%	38%	34%
Expected dividends	0.0%	0.0%	0.0%
(1)
The risk free interest rate assumption was based on yields of U.S. Treasury securities in effect at the date of grant with terms similar to the expected term.

(2)
The expected term of the options was estimated utilizing the simplified method. We utilize the simplified method because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The simplified method was used for all stock options that require only a service vesting condition.

(3)
Expected volatility was estimated based on historical volatility of peer companies over a period equivalent to the expected term. Peer companies are determined based on relevant industry and/or market capitalization.

(4)
The expected term of the options was estimated utilizing a Monte Carlo simulation model.

        A summary of stock option activity follows:

	Fiscal Year Ended September 30, 2013		Fiscal Year Ended September 30, 2012
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding at beginning of period	162,951	$294	152,678	$267
Granted	19,180	$540	24,850	$442
Exercised	(730)	$267	(450)	$267
Forfeited	(8,218)	$267	(14,127)	$267

Outstanding at end of period	173,183	$323	162,951	$294

Exercisable at end of period	29,833		14,357	$267

Number of shares available for future grant	23,509

        As share-based compensation expense recognized is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures of 0% and 5% per year for senior management and other management, respectively. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on historical and forecasted turnover.

        The following table summarizes information about stock options outstanding at September 30, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price	Intrinsic Value
$267	129,378	7.4	$267	27,243	$267	$7,437,339
$442	30,115	8.8	$442	2,590	$442	$253,820
$540	13,690	9.7	$540	—	$—	$—

        As of September 30, 2013, $8,759 of total unrecognized compensation cost related to the non-vested time-based vesting options is expected to be recognized over the weighted average period of 3.6 years.

        As of September 30, 2013, the total potential unrecognized compensation cost related to the performance-based vesting options is $5,797 and no compensation cost will be recognized until the related performance condition is deemed probable of occurring.

  Employee Benefit Plans

        We sponsor a Retirement Savings Plan consisting of a 401(k) plan covering substantially all employees with more than six months of service. As allowed under Section 401(k) of the Internal Revenue Code, the Plan provides tax-deferred salary deductions for eligible employees. Employees may contribute from one to fifty percent of their annual compensation to the Plan, limited to a maximum annual amount as set, and periodically updated, by the Internal Revenue Service. We provide a Company match of 100% of employee contributions, up to three percent of the employee's gross earnings and 50% match of the next two percent of earnings, limited to an annual match contribution of $10 per employee. Employees become fully vested in employer match contributions after three years of service.

        We also have an Associate Profit Sharing Plan ("PSP), which is allocated among participants who have completed 1,000 hours of service in the plan year end who were employed on the last day of the plan year, based upon their relative compensation for the year. As of September 30, 2013, the amount allocated and accrued for the PSP was approximately $3,723.